ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12. ACCRUED WARRANTY COSTS

        The Company's warranty activity is summarized below:

	2009	2010	2011
	$	$	$
Beginning balance	10,846,719	16,899,522	31,224,906
Warranty provision	6,199,240	14,707,513	18,347,272
Warranty costs incurred	(146,437)	(382,129)	(2,550,826)

Ending balance	16,899,522	31,224,906	47,021,352